Long-Term Debt - Additional Information - Revolvers and Term Loans (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) credit_facility	Sep. 30, 2018 USD ($) loan credit_facility vessel	Dec. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total principal	$ 963,247,000	$ 814,709,000	$ 963,247,000
Secured Debt Two | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Maintain the greater of free cash liquidity		$ 100,000,000
Minimum liquidity as a percentage of debt		7.50%
Term Loans
Debt Instrument [Line Items]
Total principal	423,512,000	$ 348,946,000	423,512,000
Remaining Secured Debt | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Term Loan Due 2021 | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		3
Total principal	$ 423,500,000	$ 348,900,000	$ 423,500,000
Debt instrument, interest rate, stated percentage	5.40%	5.40%	5.40%
Maturing in May 2021 | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | loan		2
Revolver 2017
Debt Instrument [Line Items]
Number of debt instruments | credit_facility	2
Debt instrument, face amount	$ 270,000,000.00		$ 270,000,000.00
Repayments of debt	$ 215,800,000
Collateral, number of vessels | vessel		8
Minimum hull coverage ratios		125.00%
Actual hull coverage ratio	191.00%	174.00%	191.00%
Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
2016 Debt Facility
Debt Instrument [Line Items]
Debt instrument, face amount				$ 894,400,000.0
Collateral, number of vessels | vessel		29
Minimum hull coverage ratios		125.00%
Actual hull coverage ratio	145.00%	134.00%	145.00%
2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Minimum liquidity covenant requirement		$ 35,000,000
Minimum liquidity as a percentage of consolidated debt covenant requirement		5.00%
Remaining Revolving Credit Facilities Maturing in November 2018 | Revolving Credit Facility
Debt Instrument [Line Items]
Total principal		$ 47,600,000
Remaining Secured Debt | Term Loans
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		2
Collateral, number of vessels | vessel		6
Minimum
Debt Instrument [Line Items]
Percentage of margin		0.30%
Minimum | Revolver 2017 | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Minimum | 2016 Debt Facility | Not Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Maximum
Debt Instrument [Line Items]
Percentage of margin		2.75%
LIBOR | Minimum | Term Loans
Debt Instrument [Line Items]
Percentage of margin		0.30%	0.30%
LIBOR | Maximum | Term Loans
Debt Instrument [Line Items]
Percentage of margin		2.00%	2.00%
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 539,735,000	$ 465,763,000	$ 539,735,000
Revolving Credit Facility | Revolving Credit Facilities Due through 2022
Debt Instrument [Line Items]
Number of debt instruments | credit_facility		3
Revolving credit facilities borrowing capacity	628,300,000.0	$ 500,600,000.0	628,300,000.0
Undrawn amount of revolving credit facility	$ 88,600,000	34,800,000	$ 88,600,000
Long-term debt, maturities, revolving credit facility, decrease in amount available remaining fiscal year		51,400,000
Long-term debt, maturities, revolving credit facility, decrease in amount available, year 2		19,200,000
Long-term debt, maturities, revolving credit facility, decrease in amount available, year 3		19,200,000
Long-term debt, maturities, revolving credit facility, decrease in amount available, year 4		311,900,000
Long-term debt, maturities, revolving credit facility, decrease in amount available, year 5		$ 98,900,000
Revolving Credit Facility | Remaining Revolving Credit Facilities Maturing in November 2018
Debt Instrument [Line Items]
Collateral, number of vessels | vessel		3
Minimum hull coverage ratios		105.00%
Actual hull coverage ratio	118.00%	150.00%	118.00%
Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Percentage of margin		2.00%	0.45%
Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Percentage of margin		2.75%	2.75%
Remaining Revolving Credit Facilities | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Maintain the greater of free cash liquidity		$ 50,000,000
Minimum liquidity as a percentage of debt		5.00%
Remaining Revolving Credit Facilities | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months
Remaining Secured Debt | Minimum | Guaranteed By Teekay Corporation
Debt Instrument [Line Items]
Debt term		6 months